Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Chester Funds
Entity Central Index Key	0000752177
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000007072 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement Income Fund
Class Name	Investor Shares
Trading Symbol	VTINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 34,713,000,000
Holdings Count | Holding	8
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$34,713
Number of Portfolio Holdings	8
Portfolio Turnover Rate	2%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	37.8%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	17.3%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	16.3%
Vanguard Total International Bond II Index Fund Institutional Shares	15.9%
Vanguard Total International Stock Index Fund Investor Shares	12.1%
Other Assets and Liabilities—Net	0.6%

C000007075 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2025 Fund
Class Name	Investor Shares
Trading Symbol	VTTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2025 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[2]
Net Assets	$ 72,858,000,000
Holdings Count | Holding	8
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$72,858
Number of Portfolio Holdings	8
Portfolio Turnover Rate	2%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	29.9%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	28.8%
Vanguard Total International Stock Index Fund Investor Shares	20.7%
Vanguard Total International Bond II Index Fund Institutional Shares	12.8%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	7.3%
Other Assets and Liabilities—Net	0.5%

C000007076 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2035 Fund
Class Name	Investor Shares
Trading Symbol	VTTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2035 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[3]
Net Assets	$ 101,642,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$101,642
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	39.6%
Vanguard Total International Stock Index Fund Investor Shares	27.3%
Vanguard Total Bond Market II Index Fund Investor Shares	23.0%
Vanguard Total International Bond II Index Fund Institutional Shares	9.6%
Other Assets and Liabilities—Net	0.5%

C000007077 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2045 Fund
Class Name	Investor Shares
Trading Symbol	VTIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2045 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[4]
Net Assets	$ 89,351,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$89,351
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	48.6%
Vanguard Total International Stock Index Fund Investor Shares	33.7%
Vanguard Total Bond Market II Index Fund Investor Shares	12.0%
Vanguard Total International Bond II Index Fund Institutional Shares	5.1%
Other Assets and Liabilities—Net	0.6%

C000034438 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2020 Fund
Class Name	Investor Shares
Trading Symbol	VTWNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2020 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[5]
Net Assets	$ 34,879,000,000
Holdings Count | Holding	8
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$34,879
Number of Portfolio Holdings	8
Portfolio Turnover Rate	2%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	35.1%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	20.4%
Vanguard Total International Stock Index Fund Investor Shares	15.1%
Vanguard Total International Bond II Index Fund Institutional Shares	14.7%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	14.2%
Other Assets and Liabilities—Net	0.5%

C000034439 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2030 Fund
Class Name	Investor Shares
Trading Symbol	VTHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2030 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[6]
Net Assets	$ 95,639,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$95,639
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	35.4%
Vanguard Total Bond Market II Index Fund Investor Shares	28.2%
Vanguard Total International Stock Index Fund Investor Shares	24.1%
Vanguard Total International Bond II Index Fund Institutional Shares	11.8%
Other Assets and Liabilities—Net	0.5%

C000034440 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2040 Fund
Class Name	Investor Shares
Trading Symbol	VFORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2040 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[7]
Net Assets	$ 91,052,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$91,052
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	44.2%
Vanguard Total International Stock Index Fund Investor Shares	30.3%
Vanguard Total Bond Market II Index Fund Investor Shares	17.7%
Vanguard Total International Bond II Index Fund Institutional Shares	7.4%
Other Assets and Liabilities—Net	0.4%

C000034441 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2050 Fund
Class Name	Investor Shares
Trading Symbol	VFIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2050 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[8]
Net Assets	$ 76,569,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$76,569
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	36.8%
Vanguard Total Bond Market II Index Fund Investor Shares	7.0%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.5%

C000091317 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2055 Fund
Class Name	Investor Shares
Trading Symbol	VFFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2055 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[9]
Net Assets	$ 52,350,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$52,350
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	36.8%
Vanguard Total Bond Market II Index Fund Investor Shares	7.1%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.4%

C000108861 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2060 Fund
Class Name	Investor Shares
Trading Symbol	VTTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2060 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[10]
Net Assets	$ 30,423,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$30,423
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.4%
Vanguard Total International Stock Index Fund Investor Shares	36.9%
Vanguard Total Bond Market II Index Fund Investor Shares	7.0%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.6%

C000180147 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2065 Fund
Class Name	Investor Shares
Trading Symbol	VLXVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2065 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[11]
Net Assets	$ 9,673,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$9,673
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.4%
Vanguard Total International Stock Index Fund Investor Shares	36.9%
Vanguard Total Bond Market II Index Fund Investor Shares	7.1%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.6%

C000234832 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2070 Fund
Class Name	Investor Shares
Trading Symbol	VSVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2070 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[12]
Net Assets	$ 1,369,000,000
Holdings Count | Holding	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$1,369
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	36.8%
Vanguard Total Bond Market II Index Fund Investor Shares	7.3%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.